Taxation	12 Months Ended
Jun. 30, 2014
TAXATION [Abstract]
Taxation
12.	TAXATION

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

China

The PRC Enterprise Income Tax Law (the “EIT Law”) applies an income tax rate of 25% to all enterprises but grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs can enjoy a preferential income tax rate of 15% for three years, but need to reapply after the end of the three-year period. The EIT Law became effective on January 1, 2008.

Except Beijing Wangpin, all of the Company’s PRC entities are subject to EIT at a rate of 25%. Beijing Wangpin has qualified as an HNTE and therefore is entitled to enjoy a preferential income tax rate of 15% from January 1, 2011 to December 31, 2013. Beijing Wangpin is in the process of renewing its HNTE qualification as of the date of this report. The Company’s management believes it is probable that Beijing Wangpin will qualify as an HNTE and continue to enjoy the HNTE tax holiday in calendar year 2014, 2015 and 2016. Deferred tax as of June 30, 2014 and EIT expense for the six months then ended were calculated at a rate of 15% accordingly.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to PRC income taxes at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a statutory tax rate of 25% retroactive to January 1, 2008.

Composition of Income before Tax

The components of income before income taxes are as follows:

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Income before income tax expenses
Income from China operations	202,271	239,408	247,420
Loss from non-China operations	(1,311)	(13,451)	(10,839)

Total income before income tax expenses	200,960	225,957	236,581

Composition of Income Tax Expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of comprehensive income are as follows:

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Income tax expense applicable to China operations
Current income tax expenses	39,454	48,002	48,707
Deferred income tax(benefit)	(9,211)	(240)	(1,867)

Subtotal income tax expenses applicable to China operations	30,243	47,762	46,840
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	—	22,394	3,088

Total income tax expenses	30,243	70,156	49,928

Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the Year Ended June 30,
	2012	2013	2014
PRC statutory tax rate	25.0%	25.0%	25.0%
Permanent book-tax differences
Non-deductible share-based compensation expenses	1.0%	0.6%	3.2%
Other non-deductible expenses	3.4%	2.8%	3.8%
Other permanent differences	0.2%	(1.3%)	(0.1%)
Changes in valuation allowance	(4.5%)	1.6%	(1.3%)
Tax effect of tax-exempt entity	0.2%	1.5%	1.1%
Effect of PRC withholding tax associated with dividends	0.0%	9.9%	1.3%
Effect of Beijing Wangpin’s HNTE tax holiday	(10.3%)	(9.1%)	(11.9%)

Effective tax rate	15.0%	31.0%	21.1%

The effects of Beijing Wangpin’s preferential tax rate to the Group are as follows:

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Preferential tax treatments impact to net income attributable to ordinary shareholders	20,676	20,574	28,136
Per share effect - basic	0.24	3.87	0.33
Per share effect - diluted	0.20	3.87	0.30

Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of June 30,
	2013	2014
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	10,117	12,569
Tax loss carryforwards	—	—
Advertising expenses carryforwards	606	—

Total current deferred tax assets	10,723	12,569
Less: Valuation allowance	(1,008)	(1,076)

Total current deferred tax assets, net	9,715	11,493

Deferred tax assets, non-current
Intangible assets	130	153
Tax loss carryforwards	10,324	7,830
Advertising expenses carryforwards	22,697	21,981

Total non-current deferred tax assets	33,151	29,964
Less: valuation allowance	(33,021)	(29,811)

Total non-current deferred tax assets, net	130	153

Significant components of the Group’s deferred tax liabilities are as follows:

	As of June 30,
	2013	2014
	RMB	RMB
Deferred tax liabilities, current
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	22,410	—

Total current deferred tax liabilities	22,410	—

Deferred tax liabilities, non-current
Intangible assets from business acquisitions	4,231	4,164
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	1,873	4,961

Total non-current deferred tax liabilities	6,104	9,125

As of June 30, 2014, the Group had net loss carryforwards of approximately RMB41,296, which will or are expected to expire during the period between December 31, 2014 and December 31, 2019.

Movement of Valuation Allowance

A valuation allowance is provided on the deferred tax assets to the extent that management believes that it is more likely than not that such deferred tax assets will not be utilized in the foreseeable future. In making such determination, the Group considers various factors including future taxable income exclusive of reversing temporary differences and carryforwards. For the year period ended June 30, 2014, some valuation allowance was reversed when certain VIEs generated sufficient taxable income to utilize the deferred tax assets. While some of the entities have started to be profitable, there are other entities which continue to incur losses. Valuation allowances have been maintained for those entities where future losses are still expected to occur and management estimated that it is more likely than not that the deferred tax assets will not be utilized. If future events prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recorded when such events occur.

The following table shows the movement of valuation allowance for the periods presented:

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	(38,572)	(29,527)	(34,029)
Current period addition	(2,612)	(8,153)	(3,043)
Current period reversal	11,657	3,651	6,185

Balance at end of the year	(29,527)	(34,029)	(30,887)

Withholding Tax on Undistributed Dividends

Under the EIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding taxes. The withholding tax regulation imposed on the dividend income received from the Company’s PRC subsidiaries and VIEs will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding taxes when they are distributed to foreign investors. All foreign investment enterprises are subject to withholding tax from January 1, 2008.

Prior to the year ended June 30, 2013, the Company intended to reinvest all undistributed earnings in PRC subsidiaries, therefore, no withholding tax was accrued. During the year ended June 30, 2013, as the Company entered into three bank loans (Note 10), it became apparent that the undistributed earnings of the Company’s PRC subsidiaries would be remitted outside of China for the repayment of the loans. Therefore, as of June 30, 2013, the Company accrued RMB24,283 of withholding tax on the undistributed earnings. On October 8, 2013, Beijing Wangpin paid out the cash dividend of RMB224,100, with RMB201,690 paid to and received by the Company and RMB22,410 was paid to local Tax Bureau as withholding tax associated with this distribution plan.

As the Company successfully completed the IPO and the CPP in June 2014 (see Note 15), the Company plans to use part of the proceeds received from issuance of its equity to repay the existing loans rather than relying on dividend distribution from its PRC subsidiaries. The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s PRC subsidiaries, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s PRC subsidiaries as of June 30, 2014. The unrecognized deferred tax liability on the undistributed earnings of the Company’s PRC subsidiaries is RMB11,948 as of June 30, 2014.

The deferred tax liabilities on undistributed earnings as of June 30, 2014 are related to the outside basis difference of the Company’s VIEs.